May-03-04 13:53 From- T-527 P.004/005 F-954

Paras Madho
Manager
Securities Operations

20 Broad Street
New York, NY 10005

tel: 212.656.5026
fax: 212.656.5893
pmadho@nyse.com

04007791

1-9028

NYSE

Cert NYS

RECD S.E.C.
MAY 3 2004
031

May 3, 2004

PROCESSED
MAY 10 2004
THOMSON FINANCIAL

Mr. Brian Johnson
Branch Chief
Securities and Exchange Commission
Branch of Filer Support 2
Room 1004 – STOP/1-4
450 Fifth Street, NW
Judiciary Plaza
Washington, DC 20549

Dear Mr. Johnson:

The New York Stock Exchange certifies approval for listing and registration under the Securities Exchange Act of 1934, NATIONWIDE HEALTH PROPERTIES, INC., 7.677% Series A Cumulative Preferred Step-Up REIT Securities, par value $1.00 per share and requests immediate acceleration of registration. Adequate distribution assured. Form 8-A received on May 3, 2004. Tentative listing date – May 5, 2004.

Sincerely,

Paras Madho